(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Parenthetical) (Detail) - Insurance risk [member]
Dec. 31, 2025
Lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	20.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	20.00%
Lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	20.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	20.00%
Mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	5.00%
Mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	5.00%
Morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%
Morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%
Expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	5.00%
Expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	5.00%
Claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%